Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	June 30,	December 31,
	2019	2018
Bank deposits	$34,690,815	$47,588,968
Short term investments	33,270,291	100,057,385
Total	$67,961,106	$147,646,353